Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2017	December 31, 2016
Employee related liabilities	390	297
Employee compensated absences	141	111
Taxes other than income taxes	65	58
Advances	89	39
Payables to equity-method investments	49	49
Derivative instruments	1	44
Provision for restructuring	46	49
Defined benefit plans — current portion	9	9
Defined contribution plans — accrued benefits Royalties	19 23	16 20
Others	65	58

Total	897	750